RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF LIST OF RELATED PARTIES

The following is a list of related parties which the Company had transactions with during the years ended December 31, 2023 and 2022:

	Name	Relationship
(a)	Jiancong Cai	Deputy General Manager/10% shareholder of the Company
(b)	Huiyan Xie	10% shareholder of the Company
(c)	Huajian Xu	CEO of the Company
(d)	Xing Xia	Deputy General Manager/15% shareholder of Wuxi Jinbang
(e)	Jiangsu Zhihe New Energy Technology Co., Ltd.	Xia Xing(d) holds 49% of the Company’s shares and serves as a supervisor.
(f)	Pingyi Xu	Xu Huajian’s son
(g)	Linhui He	Cai Jiancong (a)’s wife
(i)	Wealthford Capital Ltd.	57.88% shareholder of the Company
(j)	Hangzhou Zhiyi Digital Technology Co., Ltd.	Xu Pingyi(f) holds 90% of the Company’s shares and serves as a supervisor. Xu Huajian(c) holds 10% of the Company’s shares.
(k)	Qianlimu (Shiyan) Technology Co., LTD	Hangzhou Zhiyi Digital Technology Co., Ltd. (j) holds 70% of the company’s share.

SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES

As of December 31, 2023 and 2022, amounts due from related parties, consisted of the following:

	December 31,		Received	Exchange Rate	December 31,
	2022	Provided	Repayment	Translation	2023
Amounts due from related parties
(a) Jiancong Cai	$645,309	$-	$(628,568)	$(16,741)	$-
(b) Huiyan Xie	836,320	12,261,386	(13,075,865)	(21,841)	-
(d) Xing Xia	2,034,810	4,635,445	(6,615,184)	(55,071)	-
Total amounts due from related parties	$3,516,439	$16,896,831	$(20,319,617)	$(93,653)	$-

	December 31, 2021	Provided	Received Repayment	Exchange Rate Translation	December 31, 2022
Amounts due from related parties
(a) Jiancong Cai	158,877	4,136,951	(3,625,974)	(24,545)	645,309
(b) Huiyan Xie	1,140,443	9,140,841	(9,363,654)	(81,310)	836,320
(c) Huajian Xu	67,388	217,355	(280,679)	(4,064)	-
(d) Xing Xia	1,282,888	6,039,982	(5,169,249)	(118,811)	2,034,810
Total amounts due from related parties	$2,649,596	$19,535,129	$(18,439,556)	$(228,730)	$3,516,439

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

As of December 31, 2023 and 2022, amounts due to related parties consisted of the following:

	December 31,			Exchange Rate	December 31,
	2022	Borrowed	Repaid	Translation	2023
Amounts due to related parties
(e) Jiancong Cai	$146,637	$3,194,892	$(3,187,141)	$(412)	$153,976
(f) Huiyan Xie	146,573	374,475	(146,573)	-	374,475
(g) Huajian Xu	1,192,611	955,107	(1,291,420)	(231)	856,068
(f) Pingyi Xu	169,806	-	(169,806)	-	-
(d) Xing Xia	-	286,852	-	-	286,852
Total amounts due to related parties $	1,655,627	$4,811,327	$(4,794,940)	$(643)	$1,671,371

	December 31,			Exchange Rate	December 31,
	2021	Borrowed	Repaid	Translation	2022
Amounts due to related parties
(a) Jiancong Cai	$146,637	-	-	-	$146,637
(b) Huiyan Xie	146,573	-	-	-	146,573
(c) Huajian Xu	673,096	519,515	-	-	1,192,611
(f) Pingyi Xu	169,806	-	-	-	169,806
(g )Linhui He	2,591	-	(2,454)	(137)	-
Total amounts due to related parties	$1,138,703	$519,515	$(2,454)	$(137)	$1,655,627

SCHEDULE OF MATERIAL RELATED PARTY TRANSACTIONS

Other than the interest free loans due to and due from shareholders, for which the balances are disclosed above, for the years ended December 31, 2023 and 2022, the Company had the following material related party transactions:

			For the years ended
			December 31,
	Related Parties	Nature	2023	2022
(b)	Huiyan Xie	Car Rental expenses	$-	$107,000
(w)	Qianlimu (Shiyan) Technology Co., LTD	Purchase of products	$-	39,454